GEOGRAPHICAL SEGMENTS	12 Months Ended
Dec. 31, 2013
GEOGRAPHICAL SEGMENTS [Abstract]
GEOGRAPHICAL SEGMENTS
NOTE 14     -     GEOGRAPHICAL SEGMENTS

Geographic information:

(1)	The Company's revenues by geographic areas (based on location of customers) are as follows:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

North America (mainly the United States)	1,043	1,966	1,737
Germany	232	950	182
Italy	248	175	730
Other European countries	1,056	1,609	734
China	688	1,246	660
Japan	553	-	100
Korea	-	-	270
Israel	180	123	268
Other Far Eastern countries	258	639	964
	4,258	6,708	5,645

(2)	The Company's long-lived assets by geographic areas are as follows:

	Year ended December 31,
	2 0 1 3	2 0 1 2

Israel	706	737
U.S.A.	15	17
	721	754